THE COCA-COLA COMPANY MASTER TRUST for 401(k) PLANS - Net Assets of the Master Trust (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Plan Interest in Master Trust, Fair Value	$ 3,937,828,274	$ 3,550,639,853
Investment in Master Trust	4,145,027,310	3,760,133,986
Investment income from the Master Trust	589,014,425
Master Trust
EBP, Master Trust [Line Items]
Fully benefit-responsive investment contracts at contract value	207,361,971	209,659,755
Other payables	(164,183)	(165,622)
Net appreciation in fair value of investments	553,850,662
Interest and dividends	35,163,763
Investment income from the Master Trust	589,014,425
Collective Trust Funds
EBP, Master Trust [Line Items]
Plan Interest in Master Trust, Fair Value	2,394,790,543	2,119,269,535
Employer, Common Stock
EBP, Master Trust [Line Items]
Plan Interest in Master Trust, Fair Value	1,182,487,454	1,099,960,757
Employer, Common Stock | Master Trust
EBP, Master Trust [Line Items]
Due from broker for The Coca-Cola Company common stock purchased	1,248	0
Interest-Bearing Cash
EBP, Master Trust [Line Items]
Plan Interest in Master Trust, Fair Value	1,877,602	1,954,339
Collective Trust Funds in Master Trust Investment Accounts
EBP, Master Trust [Line Items]
Plan Interest in Master Trust, Fair Value	250,006,619	217,527,895
Common Stock
EBP, Master Trust [Line Items]
Plan Interest in Master Trust, Fair Value	$ 108,666,056	$ 111,927,327